Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000004003 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004003 | SAP
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004003 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004003 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004003 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004003 | Essity
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004003 | Constellation Software
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004003 | Canadian National Railway
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004003 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004003 | Element Fleet Management
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004003 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000004003 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000004003 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000004003 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000004003 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000004003 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000004003 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004003 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004003 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004003 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004004 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004004 | SAP
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004004 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004004 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004004 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004004 | Essity
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004004 | Constellation Software
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004004 | Canadian National Railway
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004004 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004004 | Element Fleet Management
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004004 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000004004 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000004004 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000004004 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000004004 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000004004 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000004004 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004004 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004004 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004004 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004005 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004005 | SAP
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004005 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004005 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004005 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004005 | Essity
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004005 | Constellation Software
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004005 | Canadian National Railway
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004005 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004005 | Element Fleet Management
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004005 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000004005 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000004005 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000004005 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000004005 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000004005 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000004005 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004005 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004005 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004005 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159125 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159125 | SAP
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159125 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159125 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159125 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159125 | Essity
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159125 | Constellation Software
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159125 | Canadian National Railway
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159125 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159125 | Element Fleet Management
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159125 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000159125 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000159125 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000159125 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000159125 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000159125 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000159125 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159125 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159125 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159125 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219334 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219334 | SAP
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219334 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219334 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219334 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219334 | Essity
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219334 | Constellation Software
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219334 | Canadian National Railway
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219334 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219334 | Element Fleet Management
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219334 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000219334 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000219334 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000219334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000219334 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000219334 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219334 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219334 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219334 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219334 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.00%